Capitalized Software Development Costs (Detail) - Capitalized Software Development - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capitalized Computer Software Net [Line Items]
Capitalized software development costs, gross	$ 4,280	$ 2,964
Less: Accumulated amortization	(1,520)	(1,273)
Capitalized software development costs, net	$ 2,760	$ 1,691